Leases - Additional Information (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) m² Vehicles
Leasee Operating Leases [Line Items]
Number of vehicles under lease | Vehicles	30
Office Building [Member]
Leasee Operating Leases [Line Items]
Net rentable area | m²	5,500
Lessee, Operating lease, Expiration period	February 28, 2023
Payments for rent	$ 10
Lessee, Operating lease, Option to extend, End date	Feb. 28, 2025
Lessee, Operating lease, Option to extend	option to extend the lease period by additional two years until February 28, 2025
Office Building [Member] | Israel [Member]
Leasee Operating Leases [Line Items]
Payments for rent	$ 132
Vehicles [Member]
Leasee Operating Leases [Line Items]
Payments for rent	$ 27
Lessee, Operating lease, Term of contract	3 years